Cover	Mar. 24, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2020
Entity File Number	1-225
Entity Registrant Name	KIMBERLY-CLARK CORPORATION
Entity Central Index Key	0000055785
Entity Tax Identification Number	39-0394230
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	972
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KMB
Security Exchange Name	NYSE
Unsecured Notes 0. 625 Due In 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	KMB24
Security Exchange Name	NYSE